INTANGIBLE ASSETS, NET (Summary of Intangible Assets) (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
INTANGIBLE ASSETS, NET [Abstract]
Trade name, Gross and Net Carrying Amount	61,202	95,228
Finite-lived intangible assets
Less: accumulated amortization	(139,081)	(131,466)
Intangible assets, net	60,955
Intangible assets
Gross Carrying Amount	261,238	308,420
Less: accumulated amortization	(139,081)	(131,466)
Net Carrying Amount	122,157	176,954
Student populations [Member]
Finite-lived intangible assets
Gross carrying amount	38,380	45,300
Less: accumulated amortization	(35,236)	(40,451)
Intangible assets, net	3,144	4,849
Intangible assets
Less: accumulated amortization	(35,236)	(40,451)
Software [Member]
Finite-lived intangible assets
Gross carrying amount	87,086	91,202
Less: accumulated amortization	(82,016)	(71,635)
Intangible assets, net	5,070	19,567
Intangible assets
Less: accumulated amortization	(82,016)	(71,635)
Customer relationships [Member]
Finite-lived intangible assets
Gross carrying amount	5,270	7,390
Less: accumulated amortization	(2,077)	(3,272)
Intangible assets, net	3,193	4,118
Intangible assets
Less: accumulated amortization	(2,077)	(3,272)
Cooperative agreements [Member]
Finite-lived intangible assets
Gross carrying amount	5,230	5,230
Less: accumulated amortization	(2,529)	(2,021)
Intangible assets, net	2,701	3,209
Intangible assets
Less: accumulated amortization	(2,529)	(2,021)
Favorable leases [Member]
Finite-lived intangible assets
Gross carrying amount	63,237	63,237
Less: accumulated amortization	(16,913)	(13,786)
Intangible assets, net	46,324	49,451
Intangible assets
Less: accumulated amortization	(16,913)	(13,786)
Non-compete agreement [Member]
Finite-lived intangible assets
Gross carrying amount	833	833
Less: accumulated amortization	(310)	(301)
Intangible assets, net	523	532
Intangible assets
Less: accumulated amortization	(310)	(301)